Investments in Other Entities - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	[1]	Dec. 31, 2019 MXN ($)		Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Disclosure of associates and joint ventures [line items]
Fair value loss on investment	$ (11)		$ (216)	[2]	$ (1,039)	$ 0
Percentage of equity interest					0.00%
Impairment of investments			948		$ 432	0
Investment in Associates and Joint Ventures [member]
Disclosure of associates and joint ventures [line items]
Spin-off in other entities capitalized					(333)
Compania Panamena de Bebidas, S.A.P.I. de C.V. [member]
Disclosure of associates and joint ventures [line items]
Impairment of investments			948		432
Joint ventures [member]
Disclosure of associates and joint ventures [line items]
Equity earnings (loss) recognized			(215)		(270)	(175)
Promotora Industrial Azucarera, S.A. de C.V. ("PIASA") [member]
Disclosure of associates and joint ventures [line items]
Capital contribution			111		146
Industria Envasadora de Queretaro, S.A. de C.V. ("IEQSA") [member]
Disclosure of associates and joint ventures [line items]
Dividend income					8
Associates [member]
Disclosure of associates and joint ventures [line items]
Equity earnings (loss) recognized			84		44	$ 235
Promotora Mexicana De Embotelladores SADeCV [member]
Disclosure of associates and joint ventures [line items]
Dividend income			1
Jugos del Valle, S.A.P.I. de C.V. [member]
Disclosure of associates and joint ventures [line items]
Capital contribution			$ 204		$ 73

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 2.4.1